American Century Investments®
Quarterly Portfolio Holdings
Small Cap Growth Fund
January 31, 2025

Small Cap Growth Fund - Schedule of Investments
JANUARY 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.1%
Aerospace and Defense — 3.3%
AAR Corp.(1)	559,083	37,883,464
CAE, Inc.(1)(2)	2,159,104	50,911,683
Hexcel Corp.	877,425	57,208,110
		146,003,257
Air Freight and Logistics — 1.0%
Cargojet, Inc.(2)	214,097	17,542,004
GXO Logistics, Inc.(1)	570,036	25,908,136
		43,450,140
Banks — 1.6%
Bancorp, Inc.(1)	656,932	40,112,268
Triumph Financial, Inc.(1)	380,432	29,316,090
		69,428,358
Beverages — 0.3%
Celsius Holdings, Inc.(1)	613,931	15,335,996
Biotechnology — 13.3%
ADMA Biologics, Inc.(1)	2,172,197	35,080,982
Alkermes PLC(1)	805,767	25,405,833
Arcutis Biotherapeutics, Inc.(1)	1,283,621	16,995,142
Biohaven Ltd.(1)	447,967	17,134,738
Blueprint Medicines Corp.(1)	304,519	34,267,523
Bridgebio Pharma, Inc.(1)	802,019	27,437,070
Celldex Therapeutics, Inc.(1)	480,056	11,756,571
Centessa Pharmaceuticals PLC, ADR(1)	854,444	14,457,192
Crinetics Pharmaceuticals, Inc.(1)	494,069	19,910,981
Cytokinetics, Inc.(1)	281,121	13,904,245
Halozyme Therapeutics, Inc.(1)	618,771	35,047,189
Insmed, Inc.(1)	699,620	53,576,900
Madrigal Pharmaceuticals, Inc.(1)(2)	123,441	41,328,047
Metsera, Inc.(1)	224,970	5,961,705
Mineralys Therapeutics, Inc.(1)	663,430	6,833,329
Natera, Inc.(1)	364,600	64,505,032
Newamsterdam Pharma Co. NV(1)	273,345	6,092,860
Nuvalent, Inc., Class A(1)	203,007	17,420,031
Revolution Medicines, Inc.(1)	594,468	25,532,401
Scholar Rock Holding Corp.(1)	519,483	20,976,724
Twist Bioscience Corp.(1)	594,597	31,139,045
Vaxcyte, Inc.(1)	458,279	40,475,201
Vera Therapeutics, Inc.(1)	338,858	12,632,626
Viking Therapeutics, Inc.(1)	234,663	7,685,213
		585,556,580
Broadline Retail — 0.6%
Ollie's Bargain Outlet Holdings, Inc.(1)	219,643	24,492,391
Building Products — 3.1%
Fortune Brands Innovations, Inc.	600,812	43,060,196
Hayward Holdings, Inc.(1)	4,091,115	61,612,192
Janus International Group, Inc.(1)	1,461,678	12,117,311
JELD-WEN Holding, Inc.(1)	2,412,275	21,517,493
		138,307,192
Capital Markets — 1.9%
Donnelley Financial Solutions, Inc.(1)	493,358	32,744,170

Hamilton Lane, Inc., Class A	312,333	49,717,167
		82,461,337
Chemicals — 0.6%
Aspen Aerogels, Inc.(1)	791,746	9,255,511
Element Solutions, Inc.	704,243	18,176,512
		27,432,023
Commercial Services and Supplies — 2.5%
Casella Waste Systems, Inc., Class A(1)	610,204	65,621,338
Clean Harbors, Inc.(1)	189,112	44,063,096
		109,684,434
Communications Equipment — 0.6%
Extreme Networks, Inc.(1)	1,577,058	24,933,287
Construction and Engineering — 0.9%
Construction Partners, Inc., Class A(1)	500,865	40,269,546
Construction Materials — 1.0%
Knife River Corp.(1)	415,874	43,076,229
Consumer Finance — 0.5%
Dave, Inc.(1)	244,610	23,438,530
Consumer Staples Distribution & Retail — 0.7%
PriceSmart, Inc.	357,271	32,500,943
Containers and Packaging — 0.8%
Graphic Packaging Holding Co.	1,288,036	35,330,827
Diversified Consumer Services — 2.1%
Duolingo, Inc.(1)	100,244	36,487,814
Stride, Inc.(1)	402,825	54,341,092
		90,828,906
Electronic Equipment, Instruments and Components — 1.8%
Cognex Corp.	403,133	16,085,007
Littelfuse, Inc.	179,891	42,878,819
Mirion Technologies, Inc., Class A(1)	1,305,049	20,671,976
		79,635,802
Energy Equipment and Services — 2.0%
Aris Water Solutions, Inc., Class A	369,125	9,423,761
Expro Group Holdings NV(1)	2,857,520	36,090,478
Transocean Ltd.(1)(2)	11,419,909	44,766,039
		90,280,278
Financial Services — 1.5%
Payoneer Global, Inc.(1)	2,599,011	27,549,516
Shift4 Payments, Inc., Class A(1)(2)	323,989	38,830,082
		66,379,598
Food Products — 0.5%
Vital Farms, Inc.(1)	481,209	21,113,045
Ground Transportation — 1.9%
Knight-Swift Transportation Holdings, Inc.	868,714	49,594,883
Schneider National, Inc., Class B	1,096,663	32,625,724
		82,220,607
Health Care Equipment and Supplies — 4.9%
Alphatec Holdings, Inc.(1)	3,935,232	46,396,385
Integer Holdings Corp.(1)	262,511	37,334,314
Lantheus Holdings, Inc.(1)	343,970	31,820,665
Neogen Corp.(1)	2,311,922	26,494,626
SI-BONE, Inc.(1)	1,997,346	33,475,519
UFP Technologies, Inc.(1)	140,572	38,609,506
		214,131,015
Health Care Providers and Services — 6.0%
Addus HomeCare Corp.(1)	89,574	11,211,082

Encompass Health Corp.	294,445	29,229,555
HealthEquity, Inc.(1)	449,878	49,675,529
NeoGenomics, Inc.(1)	2,601,590	37,202,737
Option Care Health, Inc.(1)	970,949	30,021,743
Pediatrix Medical Group, Inc.(1)	1,199,607	16,770,506
RadNet, Inc.(1)	838,102	54,870,538
Surgery Partners, Inc.(1)	782,115	19,936,111
Talkspace, Inc.(1)	5,437,514	16,856,293
		265,774,094
Health Care Technology — 0.1%
Schrodinger, Inc.(1)	259,478	6,506,411
Hotels, Restaurants and Leisure — 2.7%
Brinker International, Inc.(1)	191,849	34,910,763
Life Time Group Holdings, Inc.(1)	1,342,505	38,919,220
Planet Fitness, Inc., Class A(1)	430,994	46,616,311
		120,446,294
Household Durables — 0.8%
Champion Homes, Inc.(1)	390,346	36,040,646
Independent Power and Renewable Electricity Producers — 1.8%
Talen Energy Corp.(1)	209,725	46,502,324
TransAlta Corp.	2,719,029	31,262,239
		77,764,563
Insurance — 2.9%
Goosehead Insurance, Inc., Class A	268,145	28,737,100
HCI Group, Inc.	189,949	23,160,481
Kinsale Capital Group, Inc.	50,601	22,362,606
Palomar Holdings, Inc.(1)	314,528	33,928,135
Skyward Specialty Insurance Group, Inc.(1)	406,720	18,009,562
		126,197,884
Interactive Media and Services — 1.6%
Cargurus, Inc.(1)	760,866	29,825,947
QuinStreet, Inc.(1)	1,751,461	41,439,567
		71,265,514
IT Services — 0.9%
Globant SA(1)	110,767	23,628,817
Grid Dynamics Holdings, Inc.(1)	757,919	17,121,390
		40,750,207
Machinery — 2.6%
Albany International Corp., Class A	619,454	50,020,910
RBC Bearings, Inc.(1)	181,561	63,319,399
		113,340,309
Media — 0.3%
Magnite, Inc.(1)	735,701	12,654,057
Metals and Mining — 1.9%
ATI, Inc.(1)	453,864	25,911,096
Carpenter Technology Corp.	297,653	57,464,888
		83,375,984
Oil, Gas and Consumable Fuels — 0.8%
Kosmos Energy Ltd.(1)	10,837,667	34,463,781
Personal Care Products — 1.3%
elf Beauty, Inc.(1)	154,611	15,447,185
Interparfums, Inc.	288,538	40,689,629
		56,136,814
Pharmaceuticals — 1.0%
Edgewise Therapeutics, Inc.(1)	609,486	17,077,798

Verona Pharma PLC, ADR(1)	491,571	28,167,018
		45,244,816
Professional Services — 3.4%
First Advantage Corp.(1)	1,853,404	34,992,268
Korn Ferry	535,557	37,879,947
Paylocity Holding Corp.(1)	160,987	33,086,048
Verra Mobility Corp.(1)	1,626,578	42,925,393
		148,883,656
Real Estate Management and Development — 1.6%
Colliers International Group, Inc.	140,693	20,027,648
FirstService Corp. (Toronto)	268,840	48,891,940
		68,919,588
Semiconductors and Semiconductor Equipment — 4.9%
Credo Technology Group Holding Ltd.(1)	577,145	40,411,693
Impinj, Inc.(1)	125,929	15,979,131
MACOM Technology Solutions Holdings, Inc.(1)	368,400	48,720,900
Onto Innovation, Inc.(1)	145,207	29,732,585
Rambus, Inc.(1)	727,697	44,840,689
Silicon Laboratories, Inc.(1)	271,358	36,793,431
		216,478,429
Software — 9.8%
ACI Worldwide, Inc.(1)	792,349	42,430,289
Agilysys, Inc.(1)	273,928	24,713,784
BlackLine, Inc.(1)	567,850	36,257,223
CyberArk Software Ltd.(1)	121,219	44,969,825
Elastic NV(1)	204,005	22,966,883
Guidewire Software, Inc.(1)	263,493	55,668,166
Klaviyo, Inc., Class A(1)	1,046,881	48,166,995
Manhattan Associates, Inc.(1)	76,192	15,892,889
nCino, Inc.(1)	789,124	26,838,107
Onestream, Inc.(1)	863,826	25,724,738
Q2 Holdings, Inc.(1)	629,093	59,870,781
Tenable Holdings, Inc.(1)	601,836	25,933,113
		429,432,793
Specialized REITs — 0.3%
National Storage Affiliates Trust	420,573	15,624,287
Specialty Retail — 2.5%
Boot Barn Holdings, Inc.(1)	326,647	52,541,170
RH(1)	42,059	17,627,348
Warby Parker, Inc., Class A(1)	1,379,355	38,221,927
		108,390,445
Textiles, Apparel and Luxury Goods — 1.1%
Hanesbrands, Inc.(1)	4,185,146	33,983,385
Levi Strauss & Co., Class A	665,226	12,659,251
		46,642,636
Trading Companies and Distributors — 2.4%
Applied Industrial Technologies, Inc.	86,537	22,502,216
H&E Equipment Services, Inc.	124,797	11,068,246
Herc Holdings, Inc.	86,987	17,741,868
SiteOne Landscape Supply, Inc.(1)	381,263	54,253,725
		105,566,055
TOTAL COMMON STOCKS (Cost $3,499,372,914)		4,316,189,584
SHORT-TERM INVESTMENTS — 1.9%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	217,684	217,684

State Street Navigator Securities Lending Government Money Market Portfolio(3)	7,383,902	7,383,902
		7,601,586
Repurchase Agreements — 1.7%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 3/31/26, valued at $9,790,377), in a joint trading account at 4.29%, dated 1/31/25, due 2/3/25 (Delivery value $9,596,906)		9,593,476
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 9/15/27, valued at $69,396,740), at 4.33%, dated 1/31/25, due 2/3/25 (Delivery value $68,060,550)		68,036,000
		77,629,476
TOTAL SHORT-TERM INVESTMENTS (Cost $85,231,062)		85,231,062
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $3,584,603,976)		4,401,420,646
OTHER ASSETS AND LIABILITIES — 0.0%		(1,311,815)
TOTAL NET ASSETS — 100.0%		$4,400,108,831

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	12,007,630	USD	8,360,252	Citibank N.A.	3/28/25	$(79,488)
USD	5,050,399	CAD	7,240,707	Bank of America N.A.	3/28/25	57,025
USD	84,398,140	CAD	119,616,893	Citibank N.A.	3/28/25	1,907,309
USD	4,298,777	CAD	6,185,409	Citibank N.A.	3/28/25	33,163
USD	11,180,039	CAD	16,037,230	Citibank N.A.	3/28/25	120,360
USD	4,105,074	CAD	5,878,563	Citibank N.A.	3/28/25	51,069
USD	5,262,229	CAD	7,557,905	Citibank N.A.	3/28/25	50,107
USD	4,162,919	CAD	5,960,988	Citibank N.A.	3/28/25	52,071
USD	2,704,203	CAD	3,885,656	Citibank N.A.	3/28/25	24,557
USD	2,887,532	CAD	4,138,122	Citibank N.A.	3/28/25	33,778
USD	4,658,793	CAD	6,656,708	Citibank N.A.	3/28/25	68,159
USD	3,059,778	CAD	4,373,657	Citibank N.A.	3/28/25	43,593
USD	4,046,046	CAD	5,809,346	Citibank N.A.	3/28/25	39,775
USD	4,347,199	CAD	6,277,710	Citibank N.A.	3/28/25	17,932
USD	4,367,306	CAD	6,247,103	Citibank N.A.	3/28/25	59,146
						$2,478,556

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CAD	–	Canadian Dollar
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $92,741,494. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $96,157,375, which includes securities collateral of $88,773,473.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$4,167,581,718	$148,607,866	—
Short-Term Investments	7,601,586	77,629,476	—
	$4,175,183,304	$226,237,342	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$2,558,044	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$79,488	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.